Segments (Details 5) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 0	$ 3,571,222
Operating Segments | United States and Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	0	5,912
Operating Segments | INDIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 0	$ 3,565,310